Schedule II: - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Schedule II: - Valuation and Qualifying Accounts	SCHEDULE II: — VALUATION AND QUALIFYING ACCOUNTS Schedules have been omitted as the required information is provided elsewhere in these financial statements.